Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

CONTACT INFORMATION

Depositor	Structured Asset Securities Corporation
745 Seventh Avenue, 7th Floor
New York, NY 10019

Underwriter	Lehman Brothers
745 Seventh Avenue, 7th Floor
New York, NY 10019

Master Servicer	Aurora Loan Services LLC
327 Inverness Dr South
Englewood, CO 80112

Trustee	Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, NY 10013

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	5

Reconciliation Detail	6

Collateral Summary	7

Delinquency Information	8

Credit Enhancement	9

Distribution Waterfall Detail	10

Other Information	12

Deal Contact:	Karen Schluter	Citibank, N.A.
	karen.schluter@citigroup.com	Agency and Trust
	Tel: (212) 816-5827	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

Distribution Summary
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
A1A	315,237,000.00	276,141,932.26	5.400000%	30 / 360	09/25 - 10/24	1,242,638.70	14,232,909.08	15,475,547.78	0.00	0.00	261,909,023.18
A1B	237,471,000.00	237,471,000.00	5.490000%	30 / 360	09/25 - 10/24	1,086,429.83	0.00	1,086,429.83	0.00	0.00	237,471,000.00
A1C	71,637,000.00	71,637,000.00	5.590000%	30 / 360	09/25 - 10/24	333,709.03	0.00	333,709.03	0.00	0.00	71,637,000.00
A2	69,371,000.00	65,027,145.33	5.580000%	30 / 360	09/25 - 10/24	302,376.23	1,581,419.14	1,883,795.37	0.00	0.00	63,445,726.19
M1	10,527,000.00	10,527,000.00	5.620000%	30 / 360	09/25 - 10/24	49,301.45	0.00	49,301.45	0.00	0.00	10,527,000.00
M2	9,775,000.00	9,775,000.00	5.640000%	30 / 360	09/25 - 10/24	45,942.50	0.00	45,942.50	0.00	0.00	9,775,000.00
M3	5,639,000.00	5,639,000.00	5.660000%	30 / 360	09/25 - 10/24	26,597.28	0.00	26,597.28	0.00	0.00	5,639,000.00
M4	5,639,000.00	5,639,000.00	5.730000%	30 / 360	09/25 - 10/24	26,926.23	0.00	26,926.23	0.00	0.00	5,639,000.00
M5	4,135,000.00	4,135,000.00	5.750000%	30 / 360	09/25 - 10/24	19,813.54	0.00	19,813.54	0.00	0.00	4,135,000.00
M6	3,759,000.00	3,759,000.00	5.810000%	30 / 360	09/25 - 10/24	18,199.83	0.00	18,199.83	0.00	0.00	3,759,000.00
M7	3,759,000.00	3,759,000.00	6.330000%	30 / 360	09/25 - 10/24	19,828.72	0.00	19,828.72	0.00	0.00	3,759,000.00
M8	3,759,000.00	3,759,000.00	6.480000%	30 / 360	09/25 - 10/24	20,298.60	0.00	20,298.60	0.00	0.00	3,759,000.00
M9	4,511,000.00	4,511,000.00	6.815022%	30 / 360	09/25 - 10/24	25,887.06	0.00	25,887.06	0.00	0.00	4,511,000.00
M10	6,767,000.00	6,767,000.00	6.815022%	30 / 360	09/25 - 10/24	38,833.45	0.00	38,833.45	0.00	0.00	6,767,000.00
P	100.00	100.00	0.000000%	30 / 360		33,261.34	0.00	33,261.34	0.00	0.00	100.00
X	4,903.85	2,506,503.78	0.000000%	30 / 360		655,587.61	0.00	655,587.61	125,365.21	0.00	2,631,868.99
R	0.00	0.00	0.000000%	-		0.00	0.00	0.00	0.00	0.00	0.00
LTR1	0.00	0.00	0.000000%	-		0.00	0.00	0.00	0.00	0.00	0.00
Totals	751,991,003.85	711,053,681.37				3,945,631.40	15,814,328.22	19,759,959.62	125,365.21	0.00	695,364,718.36

Reports Available at www.sf.citidirect.com	Page 2 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9
Distribution Summary (Factors)

PER $1,000 OF ORIGINAL BALANCE

Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)	(11/2 x 1000)	(12/2 x 1000)
A1A	52523DAA8	10/24/2006	875.981983	3.941919	45.149868	49.091787	0.000000	0.000000	830.832114
A1B	52523DAB6	10/24/2006	1,000.000000	4.575000	0.000000	4.575000	0.000000	0.000000	1,000.000000
A1C	52523DAC4	10/24/2006	1,000.000000	4.658333	0.000000	4.658333	0.000000	0.000000	1,000.000000
A2	52523DAD2	10/24/2006	937.382268	4.358828	22.796545	27.155373	0.000000	0.000000	914.585723
M1	52523DAE0	10/24/2006	1,000.000000	4.683333	0.000000	4.683333	0.000000	0.000000	1,000.000000
M2	52523DAF7	10/24/2006	1,000.000000	4.700000	0.000000	4.700000	0.000000	0.000000	1,000.000000
M3	52523DAG5	10/24/2006	1,000.000000	4.716666	0.000000	4.716666	0.000000	0.000000	1,000.000000
M4	52523DAH3	10/24/2006	1,000.000000	4.775001	0.000000	4.775001	0.000000	0.000000	1,000.000000
M5	52523DAJ9	10/24/2006	1,000.000000	4.791666	0.000000	4.791666	0.000000	0.000000	1,000.000000
M6	52523DAK6	10/24/2006	1,000.000000	4.841668	0.000000	4.841668	0.000000	0.000000	1,000.000000
M7	52523DAL4	10/24/2006	1,000.000000	5.274999	0.000000	5.274999	0.000000	0.000000	1,000.000000
M8	52523DAM2	10/24/2006	1,000.000000	5.400000	0.000000	5.400000	0.000000	0.000000	1,000.000000
M9	52523DAN0	10/24/2006	1,000.000000	5.738652	0.000000	5.738652	0.000000	0.000000	1,000.000000
M10	52523DAP5	10/24/2006	1,000.000000	5.738651	0.000000	5.738651	0.000000	0.000000	1,000.000000
P	003088ZZ1	09/29/2006	1,000.000000	332,613.400000	0.000000	332,613.400000	0.000000	0.000000	1,000.000000
X	003088ZZ2	09/29/2006	511,129.781702	133,688.348950	0.000000	133,688.348950	25,564.650224	0.000000	536,694.431926
R	003088ZZ3	09/29/2006	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000
LTR1	003088ZZ4	09/29/2006	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000

Reports Available at www.sf.citidirect.com	Page 3 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9
Interest Distribution Detail
DISTRIBUTION IN DOLLARS

Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
A1A	276,141,932.26	5.40000%	5.39000%	30 / 360	1,242,638.70	0.00	0.00	0.00	1,242,638.70	0.00	1,242,638.70	0.00
A1B	237,471,000.00	5.49000%	5.48000%	30 / 360	1,086,429.83	0.00	0.00	0.00	1,086,429.83	0.00	1,086,429.83	0.00
A1C	71,637,000.00	5.59000%	5.58000%	30 / 360	333,709.03	0.00	0.00	0.00	333,709.03	0.00	333,709.03	0.00
A2	65,027,145.33	5.58000%	5.57000%	30 / 360	302,376.23	0.00	0.00	0.00	302,376.23	0.00	302,376.23	0.00
M1	10,527,000.00	5.62000%	5.61000%	30 / 360	49,301.45	0.00	0.00	0.00	49,301.45	0.00	49,301.45	0.00
M2	9,775,000.00	5.64000%	5.63000%	30 / 360	45,942.50	0.00	0.00	0.00	45,942.50	0.00	45,942.50	0.00
M3	5,639,000.00	5.66000%	5.65000%	30 / 360	26,597.28	0.00	0.00	0.00	26,597.28	0.00	26,597.28	0.00
M4	5,639,000.00	5.73000%	5.72000%	30 / 360	26,926.23	0.00	0.00	0.00	26,926.23	0.00	26,926.23	0.00
M5	4,135,000.00	5.75000%	5.74000%	30 / 360	19,813.54	0.00	0.00	0.00	19,813.54	0.00	19,813.54	0.00
M6	3,759,000.00	5.81000%	5.80000%	30 / 360	18,199.83	0.00	0.00	0.00	18,199.83	0.00	18,199.83	0.00
M7	3,759,000.00	6.33000%	6.32000%	30 / 360	19,828.72	0.00	0.00	0.00	19,828.72	0.00	19,828.72	0.00
M8	3,759,000.00	6.48000%	6.47000%	30 / 360	20,298.60	0.00	0.00	0.00	20,298.60	0.00	20,298.60	0.00
M9	4,511,000.00	6.81502%	6.81502%	30 / 360	25,887.06	0.00	0.00	0.00	25,887.06	0.00	25,887.06	0.00
M10	6,767,000.00	6.81502%	6.81502%	30 / 360	38,833.45	0.00	0.00	0.00	38,833.45	0.00	38,833.45	0.00
P	100.00	0.00000%	0.00000%	30 / 360	33,261.34	0.00	0.00	0.00	33,261.34	0.00	33,261.34	0.00
X	2,506,503.78	0.00000%	0.00000%	30 / 360	780,952.82	0.00	0.00	0.00	780,952.82	125,365.21	655,587.61	0.00
R	0.00	0.00000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LTR1	0.00	0.00000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	711,053,681.37				4,070,996.61	0.00	0.00	0.00	4,070,996.61	125,365.21	3,945,631.40	0.00

Reports Available at www.sf.citidirect.com	Page 4 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

Principal Distribution Detail
DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Scheduled Principal Distribution	Unscheduled Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses	Class (%)	Class (%)	Credit Support	Current Credit Support
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(3)-(4)-(5)+(6)-(7)+(8)	(10)	(11)	(12)	(13)	(14)
A1A	315,237,000.00	276,141,932.26	127,620.95	14,105,288.13	0.00	0.00	0.00	261,909,023.18	0.00	41.92%	37.81%	7.75%	8.41%
A1B	237,471,000.00	237,471,000.00	0.00	0.00	0.00	0.00	0.00	237,471,000.00	0.00	31.58%	34.28%	7.75%	8.41%
A1C	71,637,000.00	71,637,000.00	0.00	0.00	0.00	0.00	0.00	71,637,000.00	0.00	9.53%	10.34%	7.75%	8.41%
A2	69,371,000.00	65,027,145.33	14,179.97	1,567,239.17	0.00	0.00	0.00	63,445,726.19	0.00	9.23%	9.16%	7.75%	8.41%
M1	10,527,000.00	10,527,000.00	0.00	0.00	0.00	0.00	0.00	10,527,000.00	0.00	1.40%	1.52%	6.35%	6.89%
M2	9,775,000.00	9,775,000.00	0.00	0.00	0.00	0.00	0.00	9,775,000.00	0.00	1.30%	1.41%	5.05%	5.48%
M3	5,639,000.00	5,639,000.00	0.00	0.00	0.00	0.00	0.00	5,639,000.00	0.00	0.75%	0.81%	4.30%	4.67%
M4	5,639,000.00	5,639,000.00	0.00	0.00	0.00	0.00	0.00	5,639,000.00	0.00	0.75%	0.81%	3.55%	3.85%
M5	4,135,000.00	4,135,000.00	0.00	0.00	0.00	0.00	0.00	4,135,000.00	0.00	0.55%	0.60%	3.00%	3.26%
M6	3,759,000.00	3,759,000.00	0.00	0.00	0.00	0.00	0.00	3,759,000.00	0.00	0.50%	0.54%	2.50%	2.71%
M7	3,759,000.00	3,759,000.00	0.00	0.00	0.00	0.00	0.00	3,759,000.00	0.00	0.50%	0.54%	2.00%	2.17%
M8	3,759,000.00	3,759,000.00	0.00	0.00	0.00	0.00	0.00	3,759,000.00	0.00	0.50%	0.54%	1.50%	1.63%
M9	4,511,000.00	4,511,000.00	0.00	0.00	0.00	0.00	0.00	4,511,000.00	0.00	0.60%	0.65%	0.90%	0.98%
M10	6,767,000.00	6,767,000.00	0.00	0.00	0.00	0.00	0.00	6,767,000.00	0.00	0.90%	0.98%	0.00%	0.00%
Totals	751,986,000.00	708,547,077.59	141,800.92	15,672,527.30	0.00	0.00	0.00	692,732,749.37	0.00	100%	100%

Reports Available at www.sf.citidirect.com	Page 5 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

Reconciliation Detail

SOURCE OF FUNDS

Interest Funds Available
Scheduled Interest	4,377,745.85
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Basis Risk Reserve Fund Draw	670.65
Interest Adjustments	0.00
Total Interest Funds Available:		4,378,416.50
Principal Funds Available
Scheduled Principal	141,800.92
Curtailments	23,745.25
Prepayments in Full	15,523,366.04
Liquidation Proceeds	0.00
Adjustment Principal	50.80
Repurchased Principal	0.00
Substitution Principal	0.00
Other Principal	0.00
Total Principal Funds Available:		15,688,963.01
Other Funds Available
Cap Contract Amount	0.00
Prepayment Charges	33,261.34
Draws on Supplemental Interest Trust Acct	0.00
Other Charges	0.00
Total Other Funds Available:		33,261.34
Total Funds Available		20,100,640.85

ALLOCATION OF FUNDS

Scheduled Fees
Insurance Fee	2,052.07
Master Servicing Fee	0.00
Servicing Fee	148,136.61
Trustee Fee	0.00
Total Scheduled Fees:		150,188.68
Additional Fees, Expenses, etc.
Deposit to the Basis Risk Reserve Fund	1,140.76
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Payment to the Swap Counterparty	189,351.79
Total Additional Fees, Expenses, etc.:		190,492.55
Distribution to Certificateholders
Interest Distribution	3,945,631.40
Principal Distribution	15,814,328.22
Total Distribution to Certificateholders:		19,759,959.62
Total Funds Allocated		20,100,640.85

Reports Available at www.sf.citidirect.com	Page 6 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

Collateral Summary

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	751,991,003.85	711,053,681.38	695,364,718.37

Loan Count	2,924	2,787	2,732

Weighted Average Coupon Rate (WAC)	7.399601%	7.388043%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.149601%	7.134579%	N/A

Weighted Average Remaining Term (WART in months)	358	355	354

AVAILABLE PRINCIPAL

Scheduled Principal	141,800.92
Curtailments	23,745.25
Prepayments in Full	15,523,366.04
Liquidation Proceeds	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Adjustment Principal	50.80
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	15,688,963.01

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest		4,377,745.85

	Supplemental Interest Trust Amount	0.00
Less:	Servicing Fee	148,136.61
	Master Servicing Fee	0.00
	Insurance Fee	2,052.07
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		4,227,557.17

Reports Available at www.sf.citidirect.com	Page 7 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

Delinquency Information

	Less Than 30 Days	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance		7,749,494.55	10,143,167.94	285,000.00	18,177,662.49
Percentage of Total Pool Balance		1.1145%	1.4587%	0.0410%	2.6141%
Number of Loans		29	30	1	60
Percentage of Total Loans		1.0615%	1.0981%	0.0366%	2.1962%
Bankruptcy
Scheduled Principal Balance	224,493.39	0.00	0.00	332,781.67	557,275.06
Percentage of Total Pool Balance	0.0323%	0.0000%	0.0000%	0.0479%	0.0801%
Number of Loans	2	0	0	1	3
Percentage of Total Loans	0.0732%	0.0000%	0.0000%	0.0366%	0.1098%
Foreclosure
Scheduled Principal Balance		0.00	0.00	3,102,351.61	3,102,351.61
Percentage of Total Pool Balance		0.0000%	0.0000%	0.4461%	0.4461%
Number of Loans		0	0	10	10
Percentage of Total Loans		0.0000%	0.0000%	0.3660%	0.3660%
REO
Scheduled Principal Balance		0.00	0.00	0.00	0.00
Percentage of Total Pool Balance		0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans		0	0	0	0
Percentage of Total Loans		0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	224,493.39	7,749,494.55	10,143,167.94	3,720,133.28	21,837,289.16
Percentage of Total Pool Balance	0.0323%	1.1145%	1.4587%	0.5350%	3.1404%
Number of Loans	2	29	30	12	73
Percentage of Total Loans	0.0732%	1.0615%	1.0981%	0.4392%	2.6720%

Principal and Interest Advances		3,589,907.61

Reports Available at www.sf.citidirect.com	Page 8 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

Credit Enhancement

GROUP TOTALS

Required Overcollateralization Amount		2,631,969.00	0.3785%
Prior Overcollateralization Amount		2,506,603.79
Overcollateralization Decrease due to Realized Losses		0.00
Overcollateralization Deficiency Amount	125,365.21
Excess Spread Available for Overcollateralization Increase	125,365.21
Overcollateralization Increase Amount		125,365.21
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	15,688,963.01
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		2,631,969.00	0.3785%

Senior Enhancement Percentage			8.7583%
Are Stepdown Principal Distributions allowed this month?			No
(Has the Stepdown Date occured and are there no Trigger Events in effect?)
Has the Stepdown Date Occured?		No
(Has the Distribution Date in May 2009 passed or have the Senior Notes paid down to their target percentage?)
Senior Notes Current Percentage	8.7402%
Senior Notes Target Percentage	83.8000%
Is A Trigger Event in effect?		No
(Is a Delinquency Trigger Event in effect or is a Cumulative Loss Trigger Event in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Delinquency Percentage equal or exceed the target percentage?)
Rolling Three Month Delinquency Rate	0.8583%
Target Percentage	3.7233%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0000%
Target Percentage	0.0235%

Reports Available at www.sf.citidirect.com	Page 9 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

Waterfall Detail

DISTRIBUTIONS	Amount Distributed	Remaining Available Funds

Group 1 Interest Remittance Funds		4,227,557.17
Deposit to the Supplemental Interest Trust Account, the Net Swap Payment owed to the Swap Counterparty	(189,351.79)	4,038,205.38
Class A1A, A1B, A1C, A2 Current and Carryforward Interest	(2,965,153.79)	1,073,051.59
Class M-1 Current and Carryforward Interest	(49,301.45)	1,023,750.14
Class M-2 Current and Carryforward Interest	(45,942.50)	977,807.64
Class M-3 Current and Carryforward Interest	(26,597.28)	951,210.36
Class M-4 Current and Carryforward Interest	(26,926.23)	924,284.13
Class M-5 Current and Carryforward Interest	(19,813.54)	904,470.59
Class M-6 Current and Carryforward Interest	(18,199.83)	886,270.76
Class M-7 Current and Carryforward Interest	(19,828.72)	866,442.04
Class M-8 Current and Carryforward Interest	(20,298.60)	846,143.44
Class M-9 Current and Carryforward Interest	(25,618.81)	820,524.63
Class M-10 Current and Carryforward Interest	(38,431.05)	782,093.58

Group 1 Principal Distribution Amount		15,688,963.01
Deposit to the Supplemental Interest Trust Account, the Net Swap Payment owed to the Swap Counterparty	0.00	15,688,963.01
Class A1A, A1B, A1C the Class Principal Amount	(14,120,080.28)	1,568,882.73
Class A2, the Class Principal Amount	(1,568,882.73)	0.00
Class M-1, the Class Principal Amount	0.00	0.00
Class M-2, the Class Principal Amount	0.00	0.00
Class M-3, the Class Principal Amount	0.00	0.00
Class M-4, the Class Principal Amount	0.00	0.00
Class M-5, the Class Principal Amount	0.00	0.00
Class M-6, the Class Principal Amount	0.00	0.00
Class M-7, the Class Principal Amount	0.00	0.00
Class M-8, the Class Principal Amount	0.00	0.00
Class M-9, the Class Principal Amount	0.00	0.00
Class M-10, the Class Principal Amount	0.00	0.00

Group 1 Monthly Excess Cashlow Funds		782,093.58
Class A1A, A1B, A1C the Class Principal Amount	(112,828.80)	669,264.78
Class A2, the Class Principal Amount	(12,536.41)	656,728.37
Class M-1, the Class Principal Amount	0.00	656,728.37

Reports Available at www.sf.citidirect.com	Page 10 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

Class M-2, the Class Principal Amount	0.00	656,728.37
Class M-3, the Class Principal Amount	0.00	656,728.37
Class M-4, the Class Principal Amount	0.00	656,728.37
Class M-5, the Class Principal Amount	0.00	656,728.37
Class M-6, the Class Principal Amount	0.00	656,728.37
Class M-7, the Class Principal Amount	0.00	656,728.37
Class M-8, the Class Principal Amount	0.00	656,728.37
Class M-9, the Class Principal Amount	0.00	656,728.37
Class M-10, the Class Principal Amount	0.00	656,728.37
To the Basis Risk Reserve Fund, the Basis Risk Payment	(1,140.76)	655,587.61
Class X, the Interest Amount	(655,587.61)	0.00
Class X, the OC Release Amount	0.00	0.00

Reports Available at www.sf.citidirect.com	Page 11 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

Other Information

Supplemental Interest Trust Account
Beginning Balance	0.00
Deposits	189,351.79
Withdrawals	189,351.79
Ending Balance	0.00

Basis Risk Reserve Fund
Beginning Balance	0.00
Deposits	1,140.76
Withdrawals	670.65
Ending Balance	470.11

Distributions to the Holders since inception
Class P	130,147.15
Class X	655,587.61
Class LT-R	0.00
Class R	0.00

Current Libor	5.330000%
Next Libor	5.320000%

Reports Available at www.sf.citidirect.com	Page 12 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	10/25/2006 10/18/2006	Lehman XS Trust Mortgage Pass Through Certificates, Series 2006-9

Basis Risk Shortfall Amounts (Amounts include prior month's unpaid)
Class A1A Basis Risk Shortfall Amount	0.00
Class A1B Basis Risk Shortfall Amount	0.00
Class A1C Basis Risk Shortfall Amount	0.00
Class A2 Basis Risk Shortfall Amount	0.00
Class M-1 Basis Risk Shortfall Amount	0.00
Class M-2 Basis Risk Shortfall Amount	0.00
Class M-3 Basis Risk Shortfall Amount	0.00
Class M-4 Basis Risk Shortfall Amount	0.00
Class M-5 Basis Risk Shortfall Amount	0.00
Class M-6 Basis Risk Shortfall Amount	0.00
Class M-7 Basis Risk Shortfall Amount	0.00
Class M-8 Basis Risk Shortfall Amount	0.00
Class M-9 Basis Risk Shortfall Amount	268.25
Class M-10 Basis Risk Shortfall Amount	402.40

Unpaid Basis Risk Shortfall Amounts
Class A1A Unpaid Unpaid Basis Risk Shortfall Amount	0.00
Class A1B Unpaid Basis Risk Shortfall Amount	0.00
Class A1C Unpaid Basis Risk Shortfall Amount	0.00
Class A2 Unpaid Basis Risk Shortfall Amount	0.00
Class M-1 Unpaid Basis Risk Shortfall Amount	0.00
Class M-2 Unpaid Basis Risk Shortfall Amount	0.00
Class M-3 Unpaid Basis Risk Shortfall Amount	0.00
Class M-4 Unpaid Basis Risk Shortfall Amount	0.00
Class M-5 Unpaid Basis Risk Shortfall Amount	0.00
Class M-6 Unpaid Basis Risk Shortfall Amount	0.00
Class M-7 Unpaid Basis Risk Shortfall Amount	0.00
Class M-8 Unpaid Basis Risk Shortfall Amount	0.00
Class M-9 Unpaid Basis Risk Shortfall Amount	0.00
Class M-10 Unpaid Basis Risk Shortfall Amount	0.00

Reports Available at www.sf.citidirect.com	Page 13 of 13	© Copyright 2006 Citigroup